Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Estimated amortization for each of the next five years
2026	$ 36.0
2027	36.0
2028	36.0
2029	36.0
2030	36.0
Thereafter	624.3
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Change in gross carrying amount due to foreign exchange rate	21.1
Amortization of finite-lived intangible assets	$ 36.5	$ 36.4	$ 36.9
Estimated amortization for each of the next five years
Remaining useful life	24 years